Share capital	12 Months Ended
Aug. 31, 2025
Equity [Abstract]
Share capital

7. Share capital

Authorized share capital

The authorized share capital of the Company consists of an unlimited number of common shares with no par value.

	#	$
Balance, August 31, 2023	315,349	4,903,031

Issuance of common shares on initial public offering	43,750	3,500,000
Issuance of common share against conversion note	25,094	465,680
Issuance of common shares on equity purchase agreement	37,149	487,491
Share issuance costs	-	(748,063)
Warrants issued	-	(48,283)
Balance, August 31, 2024	421,342	8,559,856
Issuance of common shares against S3	19,133	232,708
Issuance of common shares against prefunded warrants	64,200	780,769
Issuance of common share against S1	500,000	834,000
Issuance of common shares against warrants conversion	336,266	1,701,398
Share issuance costs	-	(487,263)
Balance, August 31, 2025	1,340,941	11,621,468

November 03, 2023 – Initial public offering

In the prior fiscal year (2024), the Company completed its initial public offering on the NYSE American, issuing 43,750 common shares for gross proceeds of approximately $3.5 million. That offering established the Company’s public listing and provided the foundation for the subsequent financings.

November 14, 2024 - Issuance under Form S-3 Offering

On November 14, 2024, the Company issued 382,667 common shares (pre-reverse) at $0.60 per share, for total gross proceeds of approximately $232,708

Following the 1-for-20 reverse stock split implemented in July 2025, this issuance is presented as 19,133 common shares at $12.00 per share.

January – May 2025 - Exercise of Prefunded Warrants

Between January 2025 and May 2025, holders of prefunded warrants exercised 1,284,000 warrants (pre-reverse), resulting in the issuance of 64,200 common shares (post-reverse) for value of $780,769.

May 5, 2025 - Form S-1 Offering

On May 5, 2025, the Company completed a registered public offering under Form S-1, issuing 10,000,000 common shares (pre-reverse) at $0.15 per share (or 500,000 common shares post-reverse) for gross proceeds of approximately $1.5 million.

In connection with this offering, the Company issued 10,000,000 detachable warrants pre reverse split (500,000 detachable warrants after reverse split) each exercisable for one common share at $0.15 per share pre-reverse, or $3.00 per share post-reverse. These warrants were assessed under ASC 480 and ASC 815, Derivatives and Hedging and determined to require liability classification, as certain settlement features are not indexed solely to the Company’s own stock.

The warrant liability was initially recognized at fair value of $659,190 on the issuance date using the Black-Scholes option-pricing model and is remeasured at each reporting date, with changes in fair value recognized in the consolidated statements of operations and comprehensive loss.

Residual proceeds of $834,000 were allocated to common stock within equity, net of issuance costs.

July – August 2025 - Warrant Conversions

During July and August 2025, a total of 336,266 warrants were exercised at an exercise price of $3.00 per share, resulting in the issuance of 336,266 common shares and valuing $1,701,398. Upon exercise, the related portion of the warrant liability was reclassified to equity.

Reverse Stock Split

On July 16, 2025, the Company effected a 20-for-1 reverse stock split of its issued and outstanding common shares (the “Reverse Split”). As a result of the Reverse Split, every twenty (20) common shares issued and outstanding prior to the effective date were automatically combined into one (1) common share. No fractional shares were issued in connection with the Reverse Split; any fractional entitlements were rounded in accordance with the Company’s governing documents.

The Reverse Split did not affect the total shareholders’ equity, the carrying amount of common shares, or the par value of the Company’s common shares.

All share, per-share, warrant, option, and RSU figures presented in these consolidated financial statements and accompanying notes have been retroactively adjusted to reflect the Reverse Split for all periods presented.

Summary of Share Capital

As of August 31, 2025, the Company had 1,340,941 common shares issued and outstanding (August 31, 2024 – 421,342) and no preferred shares outstanding.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2025 and 2024

(Expressed in US Dollars)